PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 3 - PROPERTY, PLANT AND EQUIPMENT

Composition of property and equipment grouped by major classifications is as follows:

	December 31
	2015	2014

	U.S. dollars in thousands
Manufacturing equipment	$23,613	$19,488
Buildings	10,605	10,472
Laboratory equipment	3,613	3,536
Land*	951	951
Furniture, office equipment and computers	1,837	1,272
Leasehold improvements	161	161
Vehicles	16	27
Advances on account of acquisition of machinery and equipment		2,330
	40,796	38,237
Less: accumulated depreciation and amortization	11,088	8,963
	$29,708	$29,274

*	Land includes long-term leasehold rights in Israel with useful lives of 98 years.

Depreciation and amortization expense totaled $2,215,000, $1,941,000 and $1,551,000 for the years ended December 31, 2015, 2014 and 2013, respectively.